UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one):  [ ] is a restatement
                                        [ ] adds new holding entries


Institutional Investment Manager Filing this Report:

Name:        Vicis Capital, LLC
Address:     445 Park Avenue
             Suite 1901
             New York, NY 10022

Form 13F File Number: 28-11503

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Andrew Comito
Title:       Compliance Officer
Phone:       212-909-4600

Signature, Place and Date of Signing:

/s/ Andrew Comito                New York, NY              5/15/2012
-----------------                ------------              ---------
   (Signature)                  (City, State)               (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:            4

Form 13F Information Table Value Total:            $95,694 (in thousands)

List of Other Included Managers:                   None





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
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                                                   FORM 13F INFORMATION TABLE
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             Column 1              Column 2    Column 3   Column 4        Column 5        Column 6   Column 7       Column 8
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                                                                                                                     Voting
                                                            Value    Shrs or   SH/ Put/  Investment   Other        Authority
       Name of Issuer         Title of Class      CUSIP   (X$1,000)  Prn Amt   PRN Call  Discretion  Managers  Sole  Shared  None
---------------------------------------------------------------------------------------------------------------------------------
GLOWPOINT INC                 COM NEW           379887201  $25,882   9,586,060  SH          Sole                 X
---------------------------------------------------------------------------------------------------------------------------------
AMBIENT CORP                  COM NEW           02318N201  $69,558  13,882,083  SH          Sole                 X
---------------------------------------------------------------------------------------------------------------------------------
CHINA HYDROELECTRIC CORP      SPONSORED ADR     16949D101  $   250     125,000  SH          Sole                 X
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CHINA HYDROELECTRIC CORPORAT  *W EXP 01/25/201  G2112E145  $     4     125,000     CALL     Sole                 X
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